Land use rights, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)
Land use rights, net
Land use rights		¥ 1,999,424			¥ 2,567,271
Less: Accumulated amortization		(71,232)			(119,760)
Net book value		1,928,192		$ 352,515	2,447,511
Amortization expenses	¥ 48,528	¥ 30,360	¥ 19,342
Amortization expenses related to the land use rights for future periods
2017					52,329
2018					52,329
2019					52,329
2020					52,329
2021					52,329
2022 and thereafter					¥ 2,185,866